Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Goodwill	$ 1.8	$ 1.7	$ 1.8
Other intangible assets	4.0	2.0	1.8
Total intangible assets	5.8	3.7	3.6
Tangible fixed assets
Land and buildings	9.7	8.1	5.5
Vessels and capitalized dry-docking	2,792.2	2,826.7	2,070.2
Prepayments on vessels	14.1	0.0	86.0
Other non-current assets under construction	3.4	4.6	4.2
Other plant and operating equipment	2.5	3.3	4.4
Total tangible fixed assets	2,821.9	2,842.7	2,170.3
Financial assets
Investments in joint ventures	0.0	0.1	0.1
Loan receivables	4.4	4.5	4.5
Deferred tax asset	0.3	3.1	0.4
Other investments	2.7	0.2	0.0
Total financial assets	7.4	7.9	5.0
Total non-current assets	2,835.1	2,854.3	2,178.9
Current assets
Inventories	66.5	68.4	61.7
Trade receivables	214.7	183.9	211.0
Other receivables	23.7	59.6	60.5
Prepayments	39.1	12.2	15.2
Cash and cash equivalents incl. restricted cash	163.5	291.2	295.6
Current assets excluding assets held for sale	507.5	615.3	644.0
Assets held for sale	24.4	0.0	47.2
Total current assets	531.9	615.3	691.2
TOTAL ASSETS	3,367.0	3,469.6	2,870.1
Equity
Common shares	1.0	1.0	0.9
Share premium	110.2	271.0	260.0
Treasury shares	0.0	(4.2)	(4.2)
Hedging reserves	6.6	15.5	25.6
Translation reserves	(0.2)	(0.8)	(0.4)
Other reserves	296.1	320.0	0.0
Retained profit	1,788.9	1,471.5	1,382.2
Equity attributable to TORM plc shareholders	2,202.6	2,074.0	1,664.1
Non-controlling interest	0.0	0.8	1.9
Total equity	2,202.6	2,074.8	1,666.0
Non-current liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.2	0.3	3.6
Borrowings	714.3	1,061.0	886.9
Other non-current liabilities	3.3	2.9	3.0
Total non-current liabilities	763.0	1,109.4	938.7
Current liabilities
Borrowings	288.8	165.3	172.7
Trade payables	41.0	50.0	43.1
Current tax liabilities	0.3	0.7	0.6
Other liabilities	68.3	61.3	45.2
Provisions	0.7	0.6	0.5
Prepayments from customers	2.3	7.5	3.3
Total current liabilities	401.4	285.4	265.4
Total liabilities	1,164.4	1,394.8	1,204.1
TOTAL EQUITY AND LIABILITIES	$ 3,367.0	$ 3,469.6	$ 2,870.1